Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Anghami Cayman [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%	100.00%
Country of Incorporation	Cayman
Principal activities	Music streaming
Anghami Technologies Ltd [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%	100.00%	100.00%
Country of Incorporation	UAE
Principal activities	Music streaming
Spotlight Recreational Services LLC [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%
Country of Incorporation	UAE
Principal activities	Live event
Anghami FZ LLC [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%	100.00%	100.00%
Country of Incorporation	UAE
Principal activities	Music streaming
Digimusic SAL Offshore [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	94.00%	94.00%	94.00%
Country of Incorporation	Lebanon
Principal activities	Music streaming
Anghami KSA [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%	100.00%
Country of Incorporation	Saudi Arabia
Principal activities	Music streaming
Anghami for Digital Content [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	100.00%	100.00%
Country of Incorporation	Egypt
Principal activities	Music streaming